Expense Example, No Redemption - Calamos Growth & Income Portfolio - CLASS I	Apr. 10, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 129
Expense Example, No Redemption, 3 Years	403
Expense Example, No Redemption, 5 Years	697
Expense Example, No Redemption, 10 Years	$ 1,534